Provisions - Components (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Provisions [abstract]
Provisions, beginning of period	£ 537	£ 535
Provisions made during the year	700	0
Unwind of discount rate	6	2
Provisions, end of period	£ 1,243	£ 537